222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 T: +1 (312) 609 7500 F: +1 (312) 609 5005 CHICAGO • NEW YORK • WASHINGTON, DC LONDON • SAN FRANCISCO • LOS ANGELES

MATTHEW A. BRUNMEIER +1 (312) 609 7506 mbrunmeier@vedderprice.com

February 26, 2016

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	The Oberweis Funds (the “Registrant”); File No. 811-04854

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of voting shares of beneficial interest in connection with the reorganization of Oberweis Asia Opportunities Fund into Oberweis China Opportunities Fund, each a series of the Registrant.

Please contact Renee M. Hardt at (312) 609-7616 or the undersigned at (312) 609-7506 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Matthew A. Brunmeier

Matthew A. Brunmeier

MAB

Enclosures

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, and with Vedder Price (CA), LLP, which operates in California.